Other Financial Assets - Narrative (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Investments in equity instruments (Note 26)	¥ 173,034	¥ 151,687
With quoted prices in active markets
Disclosure of financial assets [line items]
Investments in equity instruments (Note 26)	¥ 106,729	¥ 78,073